Business Combinations - Summary of Goodwill Recognized on Acquisition (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 TWD ($)	Dec. 31, 2014 TWD ($)
Disclosure of detailed information about business combination [Line Items]
Goodwill recognized on acquisition	$ 9,934,494	$ 335,172	$ 10,490,309	$ 353,924	$ 10,506,519	$ 10,445,415
TLJ Intertech Inc. [member]
Disclosure of detailed information about business combination [Line Items]
Consideration transferred (paid in cash)	89,998		$ 89,998
Add: Non-controlling interests	42,857
Less: Fair value of identifiable net assets acquired	(117,532)
Goodwill recognized on acquisition	$ 15,323